Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2015
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of prepaid expenses and other current assets
	December 31, 2015	December 31, 2014
Prepaid rent	$27,000	$27,000
Prepaid insurance	40,000	31,000
Prepaid other	140,000	13,000
Prepaid professional fees	—	20,000
Current portion – deferred financing fees for LOC	228,000	—
Total	$408,000	$46,000